Taxes on Income (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 4,081	$ (314)	$ 2,824
Foreign	950	(2,250)	2,948
Taxes on income, as reported in the statements of income	$ 5,031	$ (2,564)	$ 5,772